FORUM FUNDS

                            INTERNATIONAL EQUITY FUND
                        SMALL COMPANY OPPORTUNITIES FUND

                         Supplement Dated June 17, 1999
                      to Prospectus Dated January 11, 1999


Shares of International Equity Fund and Small Company Opportunities Fund are currently not offered for sale.







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                                   FORUM FUNDS

                              EMERGING MARKETS FUND

                         Supplement Dated June 17, 1999
                      to Prospectus Dated January 11, 1999


Shares of Emerging Markets Fund are currently not offered for sale.